Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Concentrations [Abstract]
CONCENTRATIONS

NOTE 12 – CONCENTRATIONS

Customer Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the nine months ended September 30, 2022, and 2021.

	For the nine months ended September 30,
Customer	2022		2021
	Amount	%	Amount	%
A	2,551,090	39%	2,407,951	32%
B	2,715,338	42%	2,308,618	31%

Supplier Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the nine months ended September 30, 2022 and 2021.

	For the nine months ended September 30,
Suppliers	2022		2021
	Amount	%	Amount	%
A	1,412,513	30%	N/A	N/A
B	1,689,611	36%	593,100	14%
C	691,015	15%	746,589	17%
D	N/A	N/A	621,387	15%
E	697,444	15%	619,532	14%

Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the PRC’s political, economic, and legal environment and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. As a result, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. On September 30, 2022, and December 31, 2021, the Company’s cash balances by geographic area were as follows:

	September 30, 2022		December 31, 2021
China	$10,280	4%	$31,787	84%
Singapore	230,521	96%	6,226	16%
Total cash and cash equivalents	$240,801	100%	$38,013	100%

NOTE 12 – CONCENTRATIONS

Customers Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2021 and 2020.

	For the year ended December 31,
	2021		2020
Customer	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	3,521,542	36%	2,597,402	36%
Guangzhou Xianshangge Trading Co., Ltd	3,414,994	35%	3,011,449	42%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2021 and 2020.

	For the year ended December 31,
	2021		2020
Suppliers	Amount	%	Amount	%
A	977,168	19%	N/A	N/A
B	913,496	18%	2,618,036	35%
C	837,216	16%	N/A	N/A
D	623,261	12%	725,566	10%
E	621,401	12%	N/A	N/A

Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. At December 31, 2021 and 2020, the Company’s cash balances by geographic area were as follows:

	December 31,		December 31,
	2021		2020
United States	$-	-%	$-	-%
China	31,787	84%	340,381	98%
Singapore	6,226	16%	8,453	2%
Total cash and cash equivalents	$38,013	100%	$348,834	100%